Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Oil and Natural Gas Liquids, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	8,544	7,919	7,091
Extensions and discoveries (in MMbbl)	726	364	912
Improved recovery (in MMbbl)	58	181	64
Purchases of reserves in place (in MMbbl)	28	668	16
Sales of reserves in place (in MMbbl)	0	0	(4)
Production (in MMbbl)	(320)	(285)	(274)
Economic revisions due to prices (in MMbbl)	805	(285)	(51)
Revisions of prior estimates (in MMbbl)	103	(19)	165
Proved reserves, net, ending balance	9,943	8,544	7,919
Net proved developed reserves (in MMbbl)	7,751	6,543	6,571	5,825
North America | Synthetic Crude Oil
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,554	5,661	4,956
Extensions and discoveries (in MMbbl)	708	334	744
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(151)	(137)	(148)
Economic revisions due to prices (in MMbbl)	701	(288)	0
Revisions of prior estimates (in MMbbl)	36	(17)	109
Proved reserves, net, ending balance	6,847	5,554	5,661
Net proved developed reserves (in MMbbl)	6,770	5,452	5,661	4,967
North America | Bitumen
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	2,216	1,469	1,365
Extensions and discoveries (in MMbbl)	8	18	151
Improved recovery (in MMbbl)	49	169	10
Purchases of reserves in place (in MMbbl)	0	666	2
Sales of reserves in place (in MMbbl)	0	0	(4)
Production (in MMbbl)	(109)	(81)	(64)
Economic revisions due to prices (in MMbbl)	207	3	(45)
Revisions of prior estimates (in MMbbl)	41	(27)	54
Proved reserves, net, ending balance	2,413	2,216	1,469
Net proved developed reserves (in MMbbl)	628	661	461	410
North America | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	598	604	594
Extensions and discoveries (in MMbbl)	10	12	17
Improved recovery (in MMbbl)	9	12	50
Purchases of reserves in place (in MMbbl)	28	2	7
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(45)	(49)	(47)
Economic revisions due to prices (in MMbbl)	(94)	0	(18)
Revisions of prior estimates (in MMbbl)	20	17	1
Proved reserves, net, ending balance	525	598	604
Net proved developed reserves (in MMbbl)	285	354	378	399
North America | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	8,368	7,734	6,915
Extensions and discoveries (in MMbbl)	726	364	912
Improved recovery (in MMbbl)	58	181	60
Purchases of reserves in place (in MMbbl)	28	668	9
Sales of reserves in place (in MMbbl)	0	0	(4)
Production (in MMbbl)	(305)	(267)	(259)
Economic revisions due to prices (in MMbbl)	814	(285)	(63)
Revisions of prior estimates (in MMbbl)	97	(28)	164
Proved reserves, net, ending balance	9,785	8,368	7,734
Net proved developed reserves (in MMbbl)	7,682	6,466	6,500	5,776
North Sea | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	105	114	107
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	1
Purchases of reserves in place (in MMbbl)	0	0	7
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(8)	(10)	(9)
Economic revisions due to prices (in MMbbl)	(12)	(1)	11
Revisions of prior estimates (in MMbbl)	3	3	(3)
Proved reserves, net, ending balance	87	105	114
Net proved developed reserves (in MMbbl)	32	38	37	28
Offshore Africa | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	70	71	69
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	3
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(6)	(7)	(6)
Economic revisions due to prices (in MMbbl)	3	1	1
Revisions of prior estimates (in MMbbl)	4	6	4
Proved reserves, net, ending balance	71	70	71
Net proved developed reserves (in MMbbl)	37	39	34	21